Annual Notice of Securities Sold Pursuant to Rule 24f-2

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20540

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.


1.  Name and address of issuer:

    Gibraltar Equity Growth Fund, Inc.,
    1201 County Line Road, Rosemont, PA 19010

2. Name of each series or class of funds for which this notice is filed:

    Gibraltar Equity Growth Fund common stock

3.  Investment Company Act File Number:     N/A
    Securities Act File Number:  2-82446

4. Last day of fiscal year for which this notice is filed:
                   November 30, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                              [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A6):

                           N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                           N/A

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                          Zero

9. Number and aggregate sale price of securities sold during the fiscal year:

    No:  153 shares      Aggregate Sale Price:  $2,000

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     No:  153 shares        Aggregate Sale Price:  $2,000

11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7):
                            N/A

12.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10);
                                                            $  2,000

     (ii)  Aggregate   price  of  shares  issued  in  connection  with  dividend
           reinvestment plans (from Item 11, if applcable):
                                                            +   NA

    (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                            -   NA

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                            +   NA

      (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
           (iii), plus line (iv)] (if applicable):
                                                                NA

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                                                            x   1/2900

    (vii)  Fee due [line (i) or line (v)
           multiplied by by line (vi)]:                     $   0.69

INSTRUCTION:  Issuers should complete lines (ii), (iii),
              (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                               [ ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                               SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*


                                   /s/ David F. Ganley
                                   David F. Ganley, Treasurer


Date:  February 13, 1996


         * Please print the name and title of the signing officer below the signature